REVENUE - Schedule of Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [abstract]
Contract assets	$ 252	$ 116
Contract liabilities	$ (2,616)	$ (2,207)	$ (1,692)